Financial Instruments - Additional Information (Detail) $ in Thousands, € in Millions		3 Months Ended			12 Months Ended
	May 18, 2017 EUR (€)	Dec. 31, 2018 USD ($)	Mar. 31, 2017 EUR (€) Agreement	Mar. 31, 2017 USD ($) Agreement	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2019 swap
Derivatives, Fair Value [Line Items]
Gain on deal contingent derivatives					$ 0	$ 12,505	$ 0
Derivative gains included in AOCI					4,700
Total fair value, derivative assets		$ 7,229				7,229
Proceeds from unwinding of cross currency swap derivative instruments					25,900	0	$ 0
Derivative Liability, Fair Value, Gross Liability					7,415
Forward Currency Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative instruments outstanding		585,581			473,600	585,581
Currency Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative instruments outstanding		600,000			600,000	600,000
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Loss incurred on termination of interest rate swaps			€ 2.9	$ 3,200
Gain on deal contingent derivatives | €	€ 5.3
Number of interest rate derivatives held | Agreement			2	2
Total fair value, derivative assets		1,087				1,087
Derivative Liability, Fair Value, Gross Liability					4,187
Foreign Currency Contract And Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative instruments outstanding					1,900,000
Fair Value of Derivatives Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value, derivative assets		2,020				2,020
Derivative Liability, Fair Value, Gross Liability					2,431
Fair Value of Derivatives Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Total fair value, derivative assets		0				0
Derivative Liability, Fair Value, Gross Liability					0
Fair Value of Derivatives Not Designated as Hedging Instrument [Member] | Foreign Currency Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative, Gain (Loss) on Derivative, Net					557	14,505
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value, derivative assets		5,209				5,209
Derivative Liability, Fair Value, Gross Liability					4,984
Designated as Hedging Instrument [Member] | Currency Swap [Member]
Derivatives, Fair Value [Line Items]
Interest Income (Expense), Net		7,700
Number of Foreign Currency Derivatives Held | swap								4
Proceeds from unwinding of cross currency swap derivative instruments		33,600
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Total fair value, derivative assets		$ 1,087				1,087
Derivative Liability, Fair Value, Gross Liability					4,187
Other Income Expense Net [Member] | Deal Contingent Swaps [Member] | Fair Value of Derivatives Not Designated as Hedging Instrument [Member] | Foreign Currency Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative, Gain (Loss) on Derivative, Net					0	12,154
Interest Expense [Member] | Deal Contingent Swaps [Member] | Fair Value of Derivatives Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative, Gain (Loss) on Derivative, Net					$ 0	$ 352